Related Party Transactions - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 01, 2012 Hanwha Solar America LLC AUD	Dec. 31, 2014 Ya An Yongwang Silicon Co., Ltd. USD ($)	Dec. 31, 2014 Ya An Yongwang Silicon Co., Ltd. CNY
Related Party Transaction [Line Items]
Business acquisition percentage					100.00%
Business acquisition, cash consideration					16,732
Provision (reversal) for doubtful collection of amount due from a related party	0	0	(7,980,000)	15,960,000
Wrote off of rest of provision	$ 743,000	4,608,000	0			$ 1,286,143	7,980,000